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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):          |_| is a restatement.
                                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Flaherty & Crumrine Incorporated
Address:  301 E. Colorado Blvd., Suite 720
          Pasadena, CA 91101

Form 13F File Number:  28 -

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Ettinger
Title:    President
Phone:    626-795-7300

Signature, Place, and Date of Signing:

/s/ Robert M. Ettinger           Pasadena, CA            2-14-2006
-----------------------          -------------          -----------
[Signature]                      [City, State]           [Date]

Report Type (Check only one):

  |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total: 54,855
                                      (thousands)

List of Other Included Managers:  None

                                               FORM 13F INFORMATION TABLE

                              COLUMN                    COLUMN
           COLUMN 1              2         COLUMN 3        4           COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SHRS
                                TITLE                    VALUE     OR        SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER           OF                                PRN
                                CLASS       CUSIP       (X$1000)   AMT       PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                           COM         88579Y101      326       4,200   SH          SOLE                      4,200
ABBEY NATL PLC                  GDR         002920809    2,773     108,197   SH          DEFINED                 108,197
ABBEY NATL PLC                  ADR PRF     002920700    1,268      48,000   SH          SOLE                     48,000
                                B7.375
ALBERTSONS INC                  COM         013104104      690      32,300   SH          SOLE                     32,300
ALTRIA GROUP INC                COM         02209S103    1,113      14,890   SH          SOLE                     14,890
AMGEN INC                       COM         031162100      325       4,115   SH          SOLE                      4,115
ANHEUSER BUSCH COS INC          COM         035229103    1,134      26,400   SH          SOLE                     26,400
BANK NEW YORK INC               COM         064057102      433      13,600   SH          SOLE                     13,600
BANK OF AMERICA CORPORATION     COM         060505104    1,020      22,093   SH          SOLE                     22,093
CMS ENERGY CORP                 COM         125896100      210      14,500   SH          SOLE                     14,500
DARDEN RESTAURANTS INC          COM         237194105      257       6,600   SH          SOLE                      6,600
DUKE ENERGY CORP                COM         264399106      478      17,400   SH          SOLE                     17,400
EASTMAN KODAK CO                COM         277461109      225       9,600   SH          SOLE                      9,600
EMERSON ELEC CO                 COM         291011104      627       8,400   SH          SOLE                      8,400
EXXON MOBIL CORP                COM         30231G102      449       8,000   SH          SOLE                      8,000
GENERAL MLS INC                 COM         370334104      434       8,800   SH          SOLE                      8,800
INTEL CORP                      COM         458140100      699      28,000   SH          SOLE                     28,000
INTERNATIONAL BUSINESS MAC      COM         459200101      366       4,450   SH          SOLE                      4,450
JP MORGAN CHASE & CO            COM         46625H100      624      15,728   SH          SOLE                     15,728
KEYCORP                         COM         493267108      409      12,418   SH          SOLE                     12,418
LILLY ELI & CO                  COM         532457108    1,030      18,200   SH          SOLE                     18,200
NEW YORK CMNTY BANCORP INC      COM         649445103    3,630     220,000   SH          DEFINED                 220,000
PFIZER INC                      COM         717081103      729      31,250   SH          SOLE                     31,250
PROCTER & GAMBLE CO             COM         742718109      579      10,000   SH          SOLE                     10,000
ROYAL BK SCOTLAND GROUP PLC     SP ADR      780097788   12,851     558,000   SH          DEFINED                 558,000
                                L RP PF
ROYAL BK SCOTLAND GROUP PLC     SP ADR      780097788    2,994     130,000   SH          SOLE                    130,000
                                L RP PF
ROYAL BK SCOTLAND GROUP PLC     ADR PREF    780097770    3,257     129,500   SH          DEFINED                 129,500
                                SER N
ROYAL BK SCOTLAND GROUP PLC     ADR PREF    780097770    9,570     380,500   SH          SOLE                    380,500
                                SER N
ROYAL BK SCOTLAND GROUP PLC     SP ADR      780097796    2,797     110,000   SH          DEFINED                 110,000
                                PREF M
ROYAL BK SCOTLAND GROUP PLC     SP ADR      780097820      277      10,900   SH          SOLE                     10,900
                                PFD K
SAFECO CORP                     COM         786429100    1,034      18,300   SH          SOLE                     18,300
ST PAUL TRAVELERS INC           COM         792860108      329       7,366   SH          SOLE                      7,366
WACHOVIA CORP                   COM         929903102      571      10,800   SH          SOLE                     10,800
WESTCORP INC                    COM         957907108      421       6,317   SH          SOLE                      6,317
WYETH                           COM         983024100      203       4,400   SH          SOLE                      4,400
YUM BRANDS INC                  COM         988498101      595      12,700   SH          SOLE                     12,700
ZWEIG FD                        COM         989834106      131      25,000   SH          SOLE                     25,000


